                           STI CLASSIC VARIABLE TRUST
                             SMALL CAP EQUITY FUND
                      SUPPLEMENT DATED JANUARY 15, 1998 TO
         THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 20, 1997

    This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

    Messrs. Looney, Goodrum, McNair, and Hall, Trustees of the STI Classic Variable Trust (the "Trust"), may be deemed "interested persons" of the Trust as defined in the Investment Company Act of 1940. The remaining Trustees, Messrs. Germany and Gooch and Professor Sliger, are not considered "interested persons" of the Trust. Accordingly, an asterisk (*) should be added on page B-9 of the Statement of Additional Information after the word "Trustee" with respect to Messrs. Looney, Goodrum, and McNair.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                           STI CLASSIC VARIABLE TRUST
                           INVESTMENT GRADE BOND FUND
                              CAPITAL GROWTH FUND
                            VALUE INCOME STOCK FUND
                              MID-CAP EQUITY FUND
                           INTERNATIONAL EQUITY FUND
                      SUPPLEMENT DATED JANUARY 15, 1998 TO
          THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1997

    This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

    Messrs. Looney, Goodrum, McNair, and Hall, Trustees of the STI Classic Variable Trust (the "Trust"), may be deemed "interested persons" of the Trust as defined in the Investment Company Act of 1940. The remaining Trustees, Messrs. Germany and Gooch and Professor Sliger, are not considered "interested persons" of the Trust. Accordingly, an asterisk (*) should be added on page B-16 of the Statement of Additional Information after the word "Trustee" with respect to Messrs. Looney and Goodrum.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.